THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED JANUARY 28, 2009
TO THE PROSPECTUS DATED MAY 1, 2008

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 22, 2009, Bernard Lirola and Chris Retzler are Co-Portfolio Managers of Needham Growth Fund.

All references in the Prospectus to the portfolio manager of Needham Growth Fund shall be deemed amended to reflect the foregoing change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED JANUARY 28, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

This supplement provides new and additional information that affects information contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective January 22, 2009, Bernard Lirola and Chris Retzler are Co-Portfolio Managers of Needham Growth Fund.

All references in the Statement of Additional Information to the portfolio manager of Needham Growth Fund shall be deemed amended to reflect the foregoing change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.